Related party disclosures	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party disclosures

13.     Related party disclosures

At December 31, 2024, the Company had accounts receivable and accounts payable balances with a related company in the amounts of $0 (December 31, 2023: $525,203) and $0 (December 31, 2023: $0), respectively. During the years ended December 31, 2024 and 2023, the Company recorded revenue of $0 and $0, from the related party respectively.

All loans to and from related parties at the period end are unsecured and settlement generally occurs in cash. Details are as follows:

Loan A issuance, interest, and repayment schedule in AUD (Receivable, interest 8.77%)
Opening balance December 2023	$1,085,927
Loan issued:	—
Interest income accrued	95,236
Total repayment by December 2024	—
Closing balance December 2024	$1,181,163

Loan B issuance, interest, and repayment schedule in AUD (Payable, interest 12%)
Opening balance December 2023	$—
Loan issued:	220,000
Interest income accrued	9,635
Total repayment by December 2024	(229,635)
Closing balance December 2024	$—

Loan C issuance, interest, and repayment schedule in AUD (Payable, interest 12%)
Opening balance December 2023	$56,740
Loan issued:	—
Interest income accrued	986
Total repayment by December 2024	(57,726)
Closing balance December 2024	$—

Loan D issuance, interest, and repayment schedule in USD (Payable, interest 12%)
Opening balance December 2023	$155,664
Loan issued:	402,233
Interest income accrued	—
Total repayment by December 2024	(557,897)
Closing balance December 2024	$—

On September 27, 2024, Meena Beri cancelled 650,000 ordinary shares held by her. 114 Assets Inc., a related party of the Company cancelled 750,000 ordinary shares held by this entity.

From 2020 to 2022, IBG sold a significant quantity (in the total of AUD$2.68 million) of Australian Bitter products to Sway Energy Corporation (formerly Elegance Brands Inc), a distributor based in the United States. Despite Sway efforts to sell these products during the mentioned period, the sales performance was suboptimal, leading to an accumulation of unsold inventory and $380,163 allowance for doubtful accounts. On October 25, 2024, Innovation Beverage Group Limited (“the Company”) decided to back those 17,209 cases of the products for commercial reason at the price of $321,558 in total. Post buyback, the Company was trying to set up its own distribution channels in the US to enhance brand recognition and market penetration.

Directors

The Group pays the directors a fixed fee of $75,000 AUD per annum, paid monthly. The Company may terminate the agreement without cause by giving 1 business days’ notice in writing; and the directors may terminate the agreement without cause by giving the Group 7 business days’ notice in writing. In conjunction with these agreements, 65,000 warrants are issued upon commencement date, see Note 14.